Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Summary of Taxation Charge

	$ million
	2024	2023	2022
Current tax:
Charge in respect of current period	13,648	13,066	16,383
Adjustments in respect of prior periods	58	(422)	(947)
Total	13,706	12,644	15,436
Deferred tax:
Relating to the origination and reversal of temporary differences, tax losses and credits	(491)	(305)	5,196
Relating to changes in tax rates and legislation	112	242	785
Adjustments in respect of prior periods	74	410	524
Total	(305)	347	6,505
Total taxation charge	13,401	12,991	21,941

Disclosure Of Pillar Two Tax Information

Pillar Two
	$ million
	2024	2023	2022
Taxation charge	13,401	12,991	21,941
Of which:
Income tax excluding Pillar Two income tax	13,150	12,991	21,941
Income tax related to Pillar Two income tax	251	—	—

Summary of Reconciliation of Applicable Tax Charge at Statutory Tax Rates to Taxation Charge

Reconciliation of applicable tax charge at statutory tax rates to taxation charge

			$ million
	2024	2023	2022
Income before taxation	29,922	32,627	64,815
Less: share of profit of joint ventures and associates	(2,993)	(3,725)	(3,972)
Income before taxation and share of profit of joint ventures and associates	26,929	28,902	60,843
Applicable tax charge at standard statutory tax rates	11,782	11,921	22,170
Adjustments in respect of prior periods	132	(12)	(424)
Tax effects of:
Expenses not deductible for tax purposes	747	1,225	849
Incentives for investment and development	(374)	(553)	(1,388)
Derecognition/(recognition) of deferred tax assets	255	243	(457)
Changes in tax rates and legislation	112	242	785
Income not subject to tax at standard statutory rates	360	(213)	234
Disposals	(134)	(113)	39
Exchange rate differences	(12)	89	(102)
Other reconciling items	533	162	235
Taxation charge	13,401	12,991	21,941
Weighted average of statutory tax rates [A]	44%	41%	36%
Effective tax rate based on income before taxation [B]	45%	40%	34%
Effective tax rate based on income before taxation excluding share of profit of joint ventures and associates [C]	50%	45%	36%
[A]The weighted average of statutory tax rates is calculated by dividing the applicable tax charge at standard statutory tax rates by Income before taxation and share of profit of joint ventures and associates.
[B]The effective tax rate based on income before taxation is calculated by dividing Taxation charge by Income before taxation.
[C]The effective tax rate based on income before taxation excluding share of profit of joint ventures and associates is calculated by dividing Taxation charge by Income before taxation and share of profit of joint ventures and associates.
Summary of Deferred Tax

						$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2024	7,577	1,584	4,280	1,750	4,432	19,623
Credit/(charge) to income	528	254	(388)	—	799	1,193
Currency translation differences	(94)	(7)	(129)	(77)	(31)	(338)
Other comprehensive income	—	—	33	(162)	46	(83)
Other movements	(1,170)	(17)	(229)	343	(11)	(1,084)
At December 31, 2024	6,841	1,814	3,567	1,854	5,235	19,311
Deferred tax liability
At January 1, 2024		(21,996)		(2,880)	(3,640)	(28,516)
(Charge)/credit to income		(799)		(138)	49	(888)
Currency translation differences		231		386	68	685
Other comprehensive income		(2)		(267)	(15)	(284)
Other movements		3,652		(351)	(257)	3,044
At December 31, 2024		(18,914)		(3,250)	(3,795)	(25,959)
Net deferred tax liability at December 31, 2024						(6,648)
Deferred tax asset/(liability) as presented in the balance sheet at December 31, 2024
Deferred tax asset						6,857
Deferred tax liability						(13,505)

2023 – Deferred tax

						$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2023	6,049	4,290	6,446	1,977	4,827	23,589
(Charge)/credit to income	61	(680)	(2,025)	27	557	(2,060)
Currency translation differences	89	18	66	28	(11)	190
Other comprehensive income	—	—	(5)	104	23	122
Other movements	1,378	(2,044)	(202)	(386)	(964)	(2,218)
At December 31, 2023	7,577	1,584	4,280	1,750	4,432	19,623
Deferred tax liability
At January 1, 2023		(24,818)		(3,189)	(3,953)	(31,960)
Credit/(charge) to income		2,109		(228)	(168)	1,713
Currency translation differences		(173)		227	—	54
Other comprehensive income		(3)		(90)	(3)	(96)
Other movements		889		400	484	1,773
At December 31, 2023		(21,996)		(2,880)	(3,640)	(28,516)
Net deferred tax asset at December 31, 2023						(8,893)
Deferred tax asset/(liability) as presented in the balance sheet at December 31, 2023
Deferred tax asset						6,454
Deferred tax liability						(15,347)

Disclosure of unrecognised temporary difference, unused tax losses and tax credits

Expected expiration of unused tax losses, unrecognised deductible temporary differences and tax credits

		$ million
Expected expiration	Dec 31, 2024	Dec 31, 2023
Less than 1 year	375	1,496
Between 1 and 5 years	1,318	1,475
5 years and later [A]	75,768	71,709
Total	77,461	74,680
[A]Includes unrecognised losses for Petroleum Resource Rent Tax (PRRT) in Australia which, due to the annual augmentation, increased to $49,893 million as at the end of the most recent PRRT fiscal year, June 30, 2024 (June 30, 2023: $46,220 million).